Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of July 2017

Collection Period Start	1-Jul-17	Distribution Date	15-Aug-17
Collection Period End	31-Jul-17	30/360 Days	30
Beg. of Interest Period	17-Jul-17	Actual/360 Days	29
End of Interest Period	15-Aug-17

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,190,249,771.82	490,687,229.57	437,677,967.78	0.3677194
Total Securities		1,190,249,771.82	490,687,229.57	437,677,967.78	0.3677194
Class A-1 Notes	0.420000%	135,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.180000%	232,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.000000%	190,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.540000%	280,000,000.00	137,437,457.75	84,428,195.96	0.3015293
Class A-4 Notes	1.700000%	162,800,000.00	162,800,000.00	162,800,000.00	1.0000000
Certificates	0.000000%	190,449,771.82	190,449,771.82	190,449,771.82	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	53,009,261.79	176,378.07	189.3187921	0.6299217
Class A-4 Notes	0.00	230,633.33	0.0000000	1.4166666
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	53,009,261.79	407,011.40

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				6,986,292.91
Monthly Interest				2,378,486.81
Total Monthly Payments				9,364,779.72

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				377,890.53
Aggregate Sales Proceeds Advance				22,215,976.18
Total Advances				22,593,866.71

Vehicle Disposition Proceeds:
Reallocation Payments				33,924,052.44
Repurchase Payments				2,135,949.73
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,823,329.27
Excess Wear and Tear and Excess Mileage				371,802.32
Remaining Payoffs				0.00
Net Insurance Proceeds				564,403.33
Residual Value Surplus				1,368,718.72
Total Collections				80,146,902.24

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	22,101,583.99			1,550
Involuntary Repossession	148,782.83			12
Voluntary Repossession	97,608.00			8
Full Termination	11,576,077.62			867
Bankruptcty	-			-
Insurance Payoff		556,050.65		38
Customer Payoff			351,797.09	21
Grounding Dealer Payoff			6,345,728.93	351
Dealer Purchase			2,131,643.56	103
Total	33,924,052.44	556,050.65	8,829,169.58	2,950

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of July 2017

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	30,462	571,625,040.85	7.00000%	490,687,229.57
Total Depreciation Received		(8,826,520.01)		(7,092,489.06)
Principal Amount of Gross Losses	(71)	(1,244,840.14)		(1,081,003.64)
Repurchase / Reallocation	(155)	(2,449,848.91)		(2,135,949.73)
Early Terminations	(1,376)	(23,476,023.05)		(19,478,449.87)
Scheduled Terminations	(1,535)	(26,843,363.06)		(23,221,369.49)
Pool Balance - End of Period	27,325	508,784,445.68		437,677,967.78

Remaining Pool Balance
Lease Payment				65,644,040.84
Residual Value				372,033,926.94
Total				437,677,967.78

III. DISTRIBUTIONS

Total Collections					80,146,902.24
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					80,146,902.24

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					420,908.90
3. Reimbursement of Sales Proceeds Advance					21,646,927.46
4. Servicing Fee:
Servicing Fee Due					408,906.02
Servicing Fee Paid					408,906.02
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					22,476,742.38

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					0.00

Class A-2a Notes Monthly Interest Paid					0.00
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					0.00

Class A-2b Notes Monthly Interest Paid					0.00
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					176,378.07

Class A-3 Notes Monthly Interest Paid					176,378.07
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of July 2017

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	230,633.33

Class A-4 Notes Monthly Interest Paid	230,633.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	407,011.40
Total Note and Certificate Monthly Interest Paid	407,011.40
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	57,263,148.46

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	53,009,261.79

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	53,009,261.79
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	4,253,886.67

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of July 2017

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			5,951,248.86
Required Reserve Account Amount			17,853,746.58
Beginning Reserve Account Balance			17,853,746.58
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			17,853,746.58
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			4,253,886.67
Gross Reserve Account Balance			22,107,633.25
Remaining Available Collections Released to Seller			4,253,886.67
Total Ending Reserve Account Balance			17,853,746.58

V. POOL STATISTICS

Weighted Average Remaining Maturity			7.34
Monthly Prepayment Speed			74%
Lifetime Prepayment Speed			95%

		$	units
Recoveries of Defaulted and Casualty Receivables		858,399.35
Securitization Value of Defaulted Receivables and Casualty Receivables		1,081,003.64	71
Aggregate Defaulted and Casualty Gain (Loss)		(222,604.29)
Pool Balance at Beginning of Collection Period		490,687,229.57
Net Loss Ratio
Current Collection Period		-0.0454%
Preceding Collection Period		0.0529%
Second Preceding Collection Period		-0.0035%
Third Preceding Collection Period		-0.0156%

Cumulative Net Losses for all Periods		0.2275%	2,707,331.18

Delinquent Receivables:	% of BOP Pool Balance	Amount	Number
31-60 Days Delinquent	0.90%	4,433,493.31	286
61-90 Days Delinquent	0.19%	942,545.30	64
91-120+ Days Delinquent	0.08%	402,149.83	29
More than 120 Days	0.01%	56,560.96	3
Total Delinquent Receivables:	1.19%	5,834,749.40	382

61+ Days Delinquencies as Percentage of Receivables (Beginning of Period)		Amount	Number
Current Collection Period		0.27%	0.31%
Preceding Collection Period		0.26%	0.26%
Second Preceding Collection Period		0.22%	0.22%
Third Preceding Collection Period		0.23%	0.23%

Aggregate Sales Performance of Auctioned Vehicles		$	units
Sales Proceeds		33,677,661.61	2,417
Securitization Value		34,499,684.92	2,417
Aggregate Residual Gain (Loss)		(822,023.31)

Cumulative Sales Performance of Auctioned Vehicles		$	units
Cumulative Sales Proceeds		292,746,532.21	20,831
Cumulative Securitization Value		309,935,421.47	20,831
Cumulative Residual Gain (Loss)		(17,188,889.26)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			33,112,053.09
Reimbursement of Outstanding Advance			21,646,927.46
Additional Advances for current period			22,215,976.18
Ending Balance of Residual Advance			33,681,101.81

Beginning Balance of Payment Advance			1,074,456.81
Reimbursement of Outstanding Payment Advance			420,908.90
Additional Payment Advances for current period			377,890.53
Ending Balance of Payment Advance			1,031,438.44

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2015-B
Monthly Servicer's Report
for the month of July 2017

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	NO